Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–98.47%
Alabama–1.18%
Alabama (City of), AL Industrial Development Board; Series 2009, VRD RB(a)	2.75%	06/01/2034	$8,600	$8,600,000

Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(b)	4.38%	06/01/2028	10	10,008

Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(c)	4.00%	10/01/2026	12,000	11,944,115

University of Alabama (The); Series 2012 A, Ref. RB	5.00%	07/01/2023	2,160	2,162,447

				22,716,570

Alaska–0.16%
Matanuska-Susitna (Borough of), AK; Series 2014 B, GO Bonds	5.00%	11/01/2026	1,000	1,013,631

Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	2,010	1,984,396

				2,998,027

Arizona–1.35%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,121

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2027	100	102,357

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022, RB(c)(d)	5.00%	09/01/2027	10,000	10,254,424

Glendale Municipal Property Corp.;
Series 2012 B, Ref. RB	5.00%	07/01/2025	1,000	1,001,141

Series 2012 B, Ref. RB	5.00%	07/01/2029	3,550	3,554,051

Series 2012 B, Ref. RB	5.00%	07/01/2033	570	570,571

Maricopa (County of), AZ Special Health Care District; Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,560,347

Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(b)	4.50%	07/01/2024	15	15,013

Pima (County of), AZ; Series 2014, RB	5.00%	07/01/2028	745	745,875

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	105	104,063

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	185	173,178

Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,066,531

Sun Devil Energy Center LLC; Series 2008, Ref. RB	5.00%	07/01/2027	100	100,117

Sun Devil Energy Center LLC (Arizona State University); Series 2008, Ref. RB	5.00%	07/01/2030	155	155,162

University of Arizona (The) (Stimulus Plan for Economic and Educational Development); Series 2014, RB	5.00%	08/01/2034	920	929,444

University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.38%	06/01/2024	10	10,008

Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	990	979,772

Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(e)	3.90%	09/01/2024	365	359,059

Yavapai (County of), AZ Industrial Development Authority (The) (Yavapai Regional Medical Center); Series 2013 A, Ref. RB	5.00%	08/01/2028	100	100,103

				25,886,337

California–3.23%
Alameda (County of), CA Joint Powers Authority (Multiple Capital);
Series 2013 A, RB	5.00%	12/01/2033	3,465	3,495,909

Series 2013 A, RB	5.00%	12/01/2034	1,865	1,882,318

Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(b)	6.75%	09/01/2023	2,000	2,010,778

Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(b)	6.00%	09/01/2024	2,430	2,475,569

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(f)	5.00%	09/01/2023	475	476,849

California (State of);
Series 2012, GO Bonds (INS - AGM)(b)	4.00%	09/01/2037	1,000	1,000,012

Series 2012, Ref. GO Bonds	5.00%	09/01/2025	10	10,019

Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,010

California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	5.00%	03/01/2025	2,720	2,720,876

California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	100	100,131

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2024	$405	$405,505

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,385,335

Series 2018 A, RB	5.00%	11/15/2032	1,230	1,326,040

California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,918	3,788,666

Series 2023 1, RB	4.38%	09/20/2036	2,500	2,472,244

California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(c)(d)	4.13%	10/01/2025	5,000	5,030,086

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021 B-3, RB(e)	2.13%	11/15/2027	6,000	5,763,233

California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(b)	4.50%	10/01/2026	170	170,192

California (State of) Public Works Board (Various Capital); Series 2013 I, RB	5.50%	11/01/2031	2,000	2,015,899

California (State of) Public Works Board (Various Judicial Council);
Series 2013 A, RB(c)(f)	5.00%	06/01/2023	1,600	1,600,000

Series 2013, RB	5.00%	03/01/2025	1,525	1,525,000

Glendale (City of), CA;
Series 2013, RB	5.00%	02/01/2027	125	125,258

Series 2013, Ref. RB	5.00%	02/01/2030	175	175,161

Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(b)(g)	0.00%	08/01/2027	870	735,691

Imperial Irrigation District;
Series 2012 A, Ref. RB	5.00%	11/01/2024	325	325,476

Series 2012 A, Ref. RB	5.00%	11/01/2027	225	225,275

Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(b)	4.75%	10/01/2024	10	10,011

Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	675,842

Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	775,942

Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,121

Los Angeles (City of), CA Department of Water & Power;
Series 2013 B, RB(c)(f)	5.00%	07/01/2023	820	821,010

Series 2013 B, RB(c)(f)	5.00%	07/01/2023	10,000	10,012,315

Series 2013 B, RB(c)(f)	5.00%	07/01/2023	110	110,131

Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2013 B, RB(c)(f)	5.00%	07/01/2023	900	901,071

Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C);
Series 2013 B, RB(c)(f)	5.00%	07/01/2023	725	725,863

Series 2013 B, RB(c)(f)	5.00%	07/01/2023	140	140,167

Series 2014 A, Ref. RB(c)(f)	5.00%	07/01/2023	500	500,616

Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(b)	5.00%	11/01/2023	5	4,976

Modesto (City of), CA Irrigation District; Series 2012 A, Ref. RB(c)(f)	5.00%	07/01/2023	100	100,123

Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	730	707,987

Pasadena (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2030	320	320,352

Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,330,911

Rowland Unified School District; Series 2013, Ref. GO Bonds	5.00%	08/01/2026	220	220,534

Sacramento (City of), CA Municipal Utility District; Series 2013 B, Ref. RB	5.00%	08/15/2028	1,000	1,002,983

Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(b)	5.73%	08/15/2023	337	336,740

San Francisco (City & County of), CA; Series 2015 R-1, Ref. GO Bonds	5.00%	06/15/2025	370	370,324

San Francisco (City & County of), CA (Multiple Capital Imporovement); Series 2012 A, COP	5.00%	04/01/2031	250	250,316

San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,180	1,228,977

San Mateo (County of), CA Joint Powers Financing Authority (Capital); Series 2013 A, Ref. RB(c)(f)	5.25%	07/15/2023	100	100,213

				61,994,057

Colorado–1.47%
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	902,639

Colorado (State of) Regional Transportation District;
Series 2013 A, Ref. COP	5.00%	06/01/2024	2,315	2,317,674

Series 2013, Ref. COP	5.00%	06/01/2026	1,440	1,440,946

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Colorado (State of) Regional Transportation District (Fastracks); Series 2016 A, RB	5.00%	11/01/2036	$2,715	$2,846,678

Colorado Springs (City of), CO; Series 2013 A, Ref. RB	5.00%	11/15/2027	1,160	1,168,928

Denver (City & County of), CO;
Series 2013 B, RB	5.00%	11/15/2025	100	100,591

Series 2013 B, RB	5.25%	11/15/2026	2,390	2,407,129

Denver City & County School District No. 1; Series 2013 C, COP	5.00%	12/15/2024	100	100,919

Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	440	443,627

Rib Floater Trust; Series 2022-004, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	3.86%	02/01/2046	15,500	15,500,000

Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2026	140	147,531

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2023	385	387,424

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2024	400	408,319

				28,172,405

Connecticut–1.50%
Connecticut (State of);
Series 2013 A, RB	5.00%	10/01/2025	565	567,971

Series 2013 A, RB	5.00%	10/01/2028	350	351,799

Series 2013 A, RB	5.00%	10/01/2031	1,175	1,180,714

Series 2016 A, GO Bonds	5.00%	03/15/2032	3,280	3,440,520

Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	10,065,288

Connecticut (State of) (Transportation Infrastructure);
Series 2013 A, RB	5.00%	10/01/2024	275	276,515

Series 2013 A, RB	5.00%	10/01/2027	150	150,776

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2014 E, RB	5.00%	07/01/2025	125	126,847

Series 2014 E, RB	5.00%	07/01/2026	1,000	1,014,853

Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital);
Series 2013 N, RB	5.00%	07/01/2027	225	225,183

Series 2014 A, RB	5.00%	07/01/2032	10,650	10,805,871

South Central Connecticut Regional Water Authority; Twenty Ninth Series 2014, Ref. RB	5.00%	08/01/2025	500	501,408

Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(b)	4.00%	12/01/2023	5	5,004

				28,712,749

Delaware–0.02%
Delaware (State of) River & Bay Authority; Series 2014 C, Ref. RB	5.00%	01/01/2028	400	403,679

District of Columbia–0.52%
District of Columbia;
Series 2012, RB	5.00%	12/01/2024	280	280,436

Series 2012, RB	5.00%	12/01/2026	100	100,131

District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,228,501

District of Columbia (KIPP Charter School); Series 2013, RB(f)	5.00%	07/01/2023	165	165,162

Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2029	1,110	1,196,360

Series 2017 B, RB	5.00%	07/01/2042	3,750	3,917,137

Series 2018, RB	5.00%	07/01/2037	1,000	1,050,756

				9,938,483

Florida–4.37%
Board of Governors of Florida Atlantic University; Series 2017, Ref. RB	5.00%	07/01/2031	1,000	1,050,024

Broward (County of), FL;
Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,852,170

Series 2013 B, RB	5.00%	10/01/2026	260	261,124

Broward (County of), FL (Parks & Land Preservation); Series 2012, Ref. GO Bonds	5.00%	01/01/2024	1,500	1,503,739

Broward (County of), FL School Board; Series 2016 A, Ref. COP	5.00%	07/01/2032	1,115	1,161,968

Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	440	382,415

Central Florida Expressway Authority; Series 2017, Ref. RB	5.00%	07/01/2037	1,325	1,394,820

Coral Springs (City of), FL (Municipal Complex); Series 2016 A, RB	5.00%	09/01/2032	1,115	1,170,224

Florida (State of) Department of Transportation; Series 2013 A, Ref. RB(c)(f)	5.00%	07/01/2023	575	575,661

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, RB(e)	1.75%	06/01/2026	$440	$425,328

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,155	1,133,698

Florida Housing Finance Corp. (Social Bonds); Series 2022 3, RB (CEP - GNMA)	5.50%	01/01/2054	4,400	4,617,005

Gainesville (City of), FL; Series 2017 A, RB	5.00%	10/01/2031	1,265	1,371,661

Greater Orlando Aviation Authority; Series 2016 B, RB	5.00%	10/01/2039	2,375	2,468,822

Hialeah (City of), FL Utility System;
Series 2022, Ref. RB	5.00%	10/01/2033	1,970	2,226,893

Series 2022, Ref. RB	5.00%	10/01/2034	2,065	2,319,786

Jacksonville (City of), FL; Series 2014, Ref. RB	5.00%	10/01/2031	1,000	1,022,209

JEA Electric System;
Series 2017 B, Ref. RB	5.00%	10/01/2031	7,935	8,540,417

Series 2017 B, Ref. RB	5.00%	10/01/2032	1,300	1,398,400

Miami (City of) & Dade (County of), FL School Board;
Series 2014 D, Ref. COP	5.00%	11/01/2030	1,860	1,891,048

Series 2014 D, Ref. COP	5.00%	11/01/2031	1,420	1,443,703

Miami-Dade (County of), FL;
Series 2012 B, Ref. RB	5.00%	10/01/2024	1,285	1,286,317

Series 2014, RB	5.00%	10/01/2032	1,160	1,176,826

Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	1,105	1,128,582

Series 2019, RB	5.00%	10/01/2043	2,400	2,525,799

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2012 A, RB	5.00%	04/01/2024	250	250,782

Series 2012 A, RB	5.00%	04/01/2027	525	526,850

Series 2012 A, RB	5.00%	04/01/2028	1,500	1,505,300

Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	10,000	10,050,726

Series 2014 B, Ref. RB	5.00%	07/01/2025	300	303,240

Miami-Dade (County of), FL Housing Finance Authority (Palm Lakes); Series 2012, RB (LOC - Fannie Mae)(h)	4.05%	01/15/2028	8,430	8,470,715

Miami-Dade (County of), FL Industrial Development Authority (Florida Power & Light); Series 2021, Ref. VRD RB(a)	2.85%	05/01/2046	10,000	10,000,000

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2023 A, RB	5.00%	10/01/2035	1,000	1,117,768

Series 2023 A, RB	5.00%	10/01/2036	710	784,665

Orlando (City of), FL; Series 2013, Ref. RB	5.00%	10/01/2027	750	754,015

Polk (County of), FL;
Series 2012, Ref. RB	5.00%	10/01/2024	125	125,171

Series 2012, Ref. RB	5.00%	10/01/2025	165	165,180

Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,545	1,294,090

Series 2021 B-2, RB	1.45%	01/01/2027	1,340	1,179,334

Port St. Lucie (City of), FL; Series 2005 A, RB (INS - NATL)(b)	4.38%	07/01/2023	5	5,004

Reedy Creek Improvement District; Series 2017 A, GO Bonds	5.00%	06/01/2023	1,600	1,600,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(b)	5.25%	07/01/2024	250	252,372

St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing); Series 2021, Ref. RB	4.00%	12/15/2023	120	119,277

Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(b)	4.00%	08/01/2023	5	5,002

Series 2008, Ref. GO Bonds (INS - AGC)(b)	4.13%	08/01/2024	20	20,013

Volusia (County of), FL School Board; Series 2014 B, Ref. COP	5.00%	08/01/2031	1,000	1,014,364

				83,872,507

Georgia–6.00%
Atlanta (City of), GA;
Series 2014 A, Ref. RB	5.00%	01/01/2028	1,000	1,008,725

Series 2014 A, Ref. RB	5.00%	01/01/2031	3,670	3,701,698

Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,003,522

Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,035,192

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 2012, Ref. RB(c)	2.88%	08/19/2025	$5,000	$4,839,556

Series 2013, Ref. RB(c)	2.93%	03/12/2024	7,000	6,901,735

College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.38%	01/01/2026	30	30,021

DeKalb (County of), GA; Series 2013, Ref. RB	5.00%	10/01/2030	100	100,537

Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,610,553

Georgia (State of);
Series 2013 D, GO Bonds	5.00%	02/01/2025	100	100,145

Series 2017 A-2, GO Bonds	5.00%	02/01/2029	5,020	5,397,149

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	25	25,036

Main Street Natural Gas, Inc.;
Series 2018 A, RB(c)	4.00%	09/01/2023	27,930	27,943,764

Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(c)(i)	4.21%	09/01/2023	1,000	1,000,139

Series 2021 A, RB(c)	4.00%	09/01/2027	8,500	8,464,768

Subseries 2018 C, RB(c)	4.00%	12/01/2023	18,970	18,989,330

Subseries 2018 D, RB (1 mo. USD LIBOR + 0.83%)(c)(i)	4.29%	12/01/2023	30,000	30,020,079

Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(b)	4.50%	09/01/2025	30	30,011

				115,201,960

Hawaii–0.12%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 B, Ref. RB(f)	5.00%	07/01/2030	100	100,051

Honolulu (City & County of), HI; Series 2023, RB(c)	5.00%	06/01/2026	2,125	2,201,915

				2,301,966

Idaho–0.09%
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.00%	08/15/2036	1,500	1,736,577

Illinois–7.41%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2026	210	222,931

Chicago (City of), IL;
Series 1999, GO Bonds (INS - NATL)(b)(g)	0.00%	01/01/2024	6,110	5,964,596

Series 2008, Ref. RB(c)(f)	5.00%	06/08/2023	905	905,214

Series 2008, Ref. RB(c)(f)	5.25%	06/08/2023	3,905	3,906,083

Series 2012 A, Ref. RB(c)(f)	5.00%	06/08/2023	235	235,056

Series 2012, RB(c)(f)	5.00%	06/08/2023	1,250	1,250,296

Series 2012, RB(c)(f)	5.00%	06/08/2023	2,500	2,500,591

Series 2012, RB(c)(f)	5.00%	06/12/2023	3,500	3,501,380

Chicago (City of), IL (O’Hare International Airport); Series 2012 B, Ref. RB(d)	5.00%	01/01/2024	9,045	9,053,939

Chicago (City of), IL Board of Education; Series 2005 A, Ref. GO Bonds (INS - AMBAC)(b)	5.50%	12/01/2023	200	201,227

Chicago (City of), IL Midway International Airport;
Series 2014 A, Ref. RB(d)	5.00%	01/01/2034	2,090	2,100,242

Series 2014 B, Ref. RB	5.00%	01/01/2033	3,830	3,854,930

Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2021, Ref. RB	5.00%	06/01/2023	1,320	1,320,000

Chicago State University; Series 1998, RB (INS - NATL)(b)	5.50%	12/01/2023	465	467,442

Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(b)	4.50%	12/01/2023	630	630,948

Series 2004, GO Bonds (INS - NATL)(b)	4.60%	12/01/2025	350	350,269

Series 2004, GO Bonds (INS - NATL)(b)	4.65%	12/01/2026	450	450,334

Series 2007, Ref. GO Bonds (INS - AMBAC)(b)	4.00%	12/01/2027	65	63,537

Cook County Community High School District No. 212 Leyden; Series 2016 C, RB (INS - BAM)(b)	5.00%	12/01/2028	2,385	2,435,304

Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,064,921

Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	11,315,768

Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,089,339

Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,081,226

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	560	560,459

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2013, RB	5.00%	06/01/2024	$1,220	$1,220,789

Series 2014, Ref. RB	5.00%	08/01/2025	155	157,910

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	4.00%	11/01/2023	405	402,314

Series 2019 A, Ref. RB	5.00%	11/01/2025	440	432,929

Series 2019 A, Ref. RB	5.00%	11/01/2026	460	449,142

Illinois (State of) Finance Authority (Northshore University Health); Series 2020 B, VRD RB(a)	2.60%	08/15/2049	3,600	3,600,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2013 A, RB(f)	5.00%	07/01/2023	1,000	1,001,149

Illinois (State of) Finance Authority (The University of Chicago);
Series 2014 A, Ref. RB	5.00%	10/01/2026	125	127,645

Series 2014 A, Ref. RB	5.00%	10/01/2027	10	10,201

Illinois (State of) Finance Authority (UChicago Medicine); Series 2022 B-1, RB(c)	5.00%	08/15/2025	10,000	10,269,172

Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(b)	4.60%	09/01/2025	15	15,015

Illinois (State of) Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(b)	6.00%	06/01/2023	495	495,000

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2031	11,035	11,051,006

Series 2013 A, RB	5.00%	01/01/2032	4,600	4,606,456

Series 2013 A, RB	5.00%	01/01/2038	2,740	2,742,602

Series 2014 B, RB	5.00%	01/01/2029	345	348,551

Series 2016 B, RB	5.00%	01/01/2031	1,000	1,050,604

Lake County Community College District No. 532; Series 2013 A, GO Bonds	4.00%	06/01/2023	500	500,000

McHenry County Community Unit School District No. 12 Johnsburg;
Series 2014 A, GO Bonds (INS - AGM)(b)	5.00%	01/01/2033	1,405	1,415,175

Series 2014 A, GO Bonds (INS - AGM)(b)	5.00%	07/01/2034	2,810	2,829,060

Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2029	4,430	4,788,061

Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,138

Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	10,278,551

Series 2023 C, Ref. RB	5.00%	01/01/2034	4,000	4,436,406

University of Illinois;
Series 2008 A, Ref. COP (INS - AGM)(b)	5.25%	10/01/2026	1,020	1,021,710

Series 2014 A, Ref. COP	5.00%	10/01/2025	400	406,738

University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(b)	4.65%	12/01/2023	30	30,036

West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(b)	4.75%	01/01/2029	15	15,013

Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(b)(g)	0.00%	11/01/2023	19,955	19,638,448

				142,145,853

Indiana–1.05%
Ball State University; Series 2013, RB	5.00%	07/01/2025	410	410,357

Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(d)	5.50%	02/01/2025	385	385,244

Indiana (State of) Finance Authority;
Series 2014 A, RB	5.00%	10/01/2026	1,750	1,787,487

Series 2014 A, RB	5.00%	10/01/2027	1,750	1,788,865

Series 2022, Ref. RB(c)(d)	4.50%	11/15/2023	10,000	9,967,343

Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,444,635

Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	300	286,066

Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2036	1,980	2,046,447

				20,116,444

Iowa–1.04%
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	816,528

Series 2014 C, RB	5.00%	02/15/2032	3,405	3,429,850

Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,716,237

Iowa City (City of), IA Community School District; Series 2015, RB	5.00%	06/01/2024	125	125,193

PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	13,500	13,786,917

				19,874,725

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.25%
Johnson County Unified School District No. 231 Gardner - Edgerton; Series 2013 A, Ref. GO Bonds	5.00%	10/01/2025	$250	$251,256

University of Kansas Hospital Authority; Series 2015, Ref. RB	5.00%	09/01/2030	1,930	2,011,874

Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,509,876

				4,773,006

Kentucky–1.88%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS -AGM)(b)	4.38%	06/01/2028	25	25,023

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2025	1,635	1,640,100

Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 A, RB	5.00%	02/01/2032	1,000	1,041,598

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,058,202

Series 2018, RB	5.00%	05/01/2028	5,000	5,410,701

Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(c)	4.00%	04/01/2024	5,000	4,993,678

Series 2019 A-1, RB(c)	4.00%	06/01/2025	5,000	4,986,740

Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(c)(i)	4.58%	06/01/2025	10,000	9,993,497

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016, Ref. RB	5.00%	10/01/2032	2,660	2,763,325

Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2013 B, Ref. RB	5.00%	05/15/2026	220	220,294

				36,133,158

Louisiana–1.99%
Jefferson (Parish of), LA Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2023	1,000	1,007,969

Series 2019 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2024	1,000	1,025,504

Louisiana (State of); Series 2022 A, Ref. RB (SOFR + 0.50%)(c)(i)	4.06%	05/01/2026	3,150	3,075,209

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System); Series 2019 A, RB	5.00%	01/01/2024	175	173,382

Louisiana (State of) Stadium & Exposition District; Series 2020, RB	5.00%	07/03/2023	15,000	15,012,699

Louisiana State Citizens Property Insurance Corp.; Series 2016 A, Ref. RB	5.00%	06/01/2023	15,000	15,000,000

New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGM)(b)	5.00%	01/01/2036	1,250	1,311,413

Series 2018, Ref. RB (INS - AGM)(b)	5.00%	01/01/2037	1,440	1,503,162

				38,109,338

Maine–0.34%
Maine (State of) State housing Authority (Social Bonds); Series 2023 B, RB(c)	3.13%	05/01/2024	5,000	4,967,720

Maine Educational Loan Authority; Series 2012 A-1, RB	4.75%	12/01/2024	1,550	1,550,000

				6,517,720

Maryland–0.65%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,151,174

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 B, RB	5.00%	08/15/2027	200	200,294

Series 2017 A, RB	5.00%	05/15/2042	1,875	1,931,861

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	7,030	7,095,841

				12,379,170

Massachusetts–0.67%
Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(b)	4.75%	02/01/2024	10	10,016

Massachusetts (Commonwealth of);
Series 2018 C, GO Bonds	5.00%	05/01/2029	150	150,214

Series 2018 C, GO Bonds	5.00%	05/01/2030	100	100,145

Series 2018 C, GO Bonds	5.00%	05/01/2031	930	931,350

Series 2018 C, GO Bonds	5.00%	05/01/2032	1,245	1,246,640

Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2024	680	680,991

Massachusetts (Commonwealth of) Development Finance Agency; Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(i)	4.39%	11/15/2032	2,645	2,591,315

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)
North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(b)	4.00%	09/15/2023	$10	$10,007

Rib Floater Trust; Series 2022, VRD RB(a)(e)	2.61%	06/01/2058	7,100	7,100,000

Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,014

Series 2008, GO Bonds	4.20%	09/15/2027	15	15,011

Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(b)	4.13%	09/15/2023	15	15,009

Series 2006, GO Bonds (INS - SGI)(b)	4.20%	11/01/2024	10	10,008

				12,885,720

Michigan–2.96%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	260	253,284

Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	60	59,832

Detroit (City of), MI; Series 2006, Ref. RB (3 mo. USD LIBOR + 0.60%), (INS - AGM)(b)(i)	4.07%	07/01/2032	7,825	7,363,215

Michigan (State of) Building Authority (Facilities Program); Series 2013-1A, Ref. RB	5.00%	10/15/2024	540	543,347

Michigan (State of) Finance Authority; Series 2022 A, Ref. RB	5.00%	11/15/2023	2,210	2,219,071

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	3,475	3,528,000

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,400	1,419,270

Series 2014, Ref. RB (INS - AGM)(b)	5.00%	07/01/2023	1,500	1,501,268

Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(c)(f)	5.00%	05/15/2025	1,620	1,670,832

Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group); Series 2010, Ref. RB(c)	4.00%	06/01/2023	10,000	10,000,000

Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	2,750	2,556,157

Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(b)	4.00%	11/01/2026	185	183,732

Wayne (County of), MI Airport Authority; Series 2017 C, Ref. RB	5.00%	12/01/2023	925	931,734

Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2024	2,135	2,137,690

Series 2012 A, RB	5.00%	12/01/2026	5,380	5,385,602

Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	9,050	9,054,894

Series 2018, RB	5.00%	12/01/2037	1,250	1,324,006

Wayne State University;
Series 2013 A, RB	5.00%	11/15/2025	1,245	1,252,063

Series 2015 A, Ref. RB	5.00%	11/15/2026	175	178,964

Series 2015 A, Ref. RB	5.00%	11/15/2030	125	126,926

Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,882,107

Series 2018 A, RB	5.00%	11/15/2038	2,220	2,276,855

				56,848,849

Minnesota–0.72%
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,609,795

Series 2019, Ref. RB	5.00%	11/15/2024	1,900	1,939,517

Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2014 A, Ref. RB	5.00%	01/01/2027	140	141,017

Series 2014 A, Ref. RB	5.00%	01/01/2030	315	317,428

Minneapolis (City of), MN (Riverton Community Housing); Series 2003, VRD RB (LOC - Bridgewater Bank)(a)(h)	3.81%	10/01/2033	4,680	4,680,000

Minnesota (State of); Series 2014 A, RB	5.00%	06/01/2031	2,500	2,510,615

Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(b)	4.13%	03/01/2027	15	15,000

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,500,746

New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,003

North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,005

Northern Municipal Power Agency;
Series 2013 A, RB	5.00%	01/01/2030	340	340,346

Series 2013 A, RB	5.00%	01/01/2031	460	460,468

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(c)(f)	4.50%	07/01/2026	$280	$284,193

				13,814,133

Mississippi–0.07%
Mississippi (State of) Development Bank; Series 2013 B, RB (INS - BAM)(b)	5.00%	10/01/2023	270	271,275

Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital); Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,125,153

Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	24,713

				1,421,141

Missouri–1.59%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	65	60,956

Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,700,629

Series 2022, GO Bonds	5.00%	03/01/2038	3,675	3,815,851

Series 2022, GO Bonds	5.00%	03/01/2039	1,155	1,196,947

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	165	160,112

Lindbergh School District; Series 2019 A, GO Bonds	5.00%	03/01/2033	1,475	1,586,249

Missouri (State of) Health & Educational Facilities Authority;
Series 2014, RB	5.00%	01/01/2030	1,000	1,011,859

Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,269,163

Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	2,800	2,970,854

Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2);
Series 2014 A, Ref. RB	5.00%	01/01/2027	1,850	1,861,806

Series 2014 A, Ref. RB	5.00%	01/01/2030	1,195	1,201,464

Series 2014 A, Ref. RB	5.00%	01/01/2032	1,755	1,764,593

Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	48,891

Rib Floater Trust; Series 2019, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	2.62%	06/01/2045	9,400	9,400,000

Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(b)(g)	0.00%	06/01/2025	120	108,113

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	305	304,755

				30,462,242

Montana–1.32%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Revenue Ctfs. (LOC - Mizuho Capital Markets LLC)(a)(e)(h)	4.06%	01/01/2034	25,265	25,265,000

Ravalli County School District No. 7 Victor; Series 2006, GO Bonds (INS - AGM)(b)	4.00%	07/01/2023	10	10,005

				25,275,005

Nebraska–0.54%
Central Plains Energy Project; Series 2019, Ref. RB	4.00%	08/01/2024	1,000	1,001,841

Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,042,462

Omaha (City of), NE Public Power District; Series 2017 A, Ref. RB	5.00%	02/01/2042	3,000	3,171,745

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2015, Ref. RB	5.00%	01/01/2031	5,040	5,118,753

				10,334,801

Nevada–0.48%
Clark (County of), NV Department of Aviation;
Series 2014 A-2, Ref. RB	5.00%	07/01/2028	400	406,652

Series 2014 A-2, Ref. RB	5.00%	07/01/2030	5,050	5,133,172

Series 2014 A-2, Ref. RB	5.00%	07/01/2033	1,000	1,015,651

Las Vegas Valley Water District; Series 2016 A, Ref. GO Bonds	5.00%	06/01/2036	1,695	1,768,086

Nevada (State of);
Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	460	460,526

Series 2012 D, Ref. GO Bonds	5.00%	06/01/2023	225	225,000

Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.50%	06/15/2024	235	234,912

				9,243,999

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.48%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	$5,381	$5,011,846

New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,179,704

				9,191,550

New Jersey–6.67%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2027	250	265,580

Camden (County of), NJ Improvement Authority (The) (Rowan University School of Osteopathic Medicine);
Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,616,094

Series 2013, Ref. RB	5.00%	12/01/2032	2,235	2,242,950

Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(b)	5.25%	01/01/2024	1,500	1,500,683

Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,521,368

Jersey (City of), NJ; Series 2022 A, GO Notes	5.00%	10/26/2023	1,664	1,674,937

Livingston (Township of), NJ; Series 2022, GO Notes	5.00%	12/12/2023	5,000	5,040,344

New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2026	14,015	14,741,704

Series 2020 A, GO Bonds	5.00%	06/01/2027	2,885	3,091,581

New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - NATL)(b)	5.25%	07/01/2025	6,840	7,023,878

Series 2004 A, RB(f)	5.25%	07/01/2025	820	852,702

Series 2005 N-1, Ref. RB (INS - NATL)(b)	5.50%	09/01/2023	3,010	3,021,845

Series 2005 N-1, Ref. RB (INS - AMBAC)(b)	5.50%	09/01/2024	6,000	6,122,720

Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,507,083

Series 2024 SSS, Ref. RB	5.00%	06/15/2035	1,500	1,599,217

New Jersey (State of) Economic Development Authority (Rutgers University); Series 2013, RB	5.00%	06/15/2025	130	130,145

New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2014, RB	5.00%	06/15/2026	1,000	1,014,118

New Jersey (State of) Health Care Facilities Financing Authority (Greystone Park Psychiatric Hospital); Series 2013, Ref. RB	5.00%	09/15/2023	400	401,270

New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,200,900

Series 2017, Ref. RB	5.00%	07/01/2032	815	872,809

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,311,042

New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	8,840	9,356,708

New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	2,970	3,057,334

New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(b)	5.25%	12/15/2023	1,000	1,007,575

Series 2006 A, RB (INS - AGM)(b)	5.25%	12/15/2023	1,370	1,381,685

Series 2010 D, RB	5.25%	12/15/2023	4,505	4,539,124

Series 2013 AA, RB(c)(f)	5.25%	07/03/2023	1,660	1,661,136

Series 2016, RN	5.00%	06/15/2023	1,250	1,250,618

Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,227,481

Series 2018 A, Ref. RN	5.00%	06/15/2024	3,500	3,553,542

New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	8,650	8,784,482

Series 2014 A, RB	5.00%	01/01/2033	15,350	15,590,026

Series 2015 E, RB	5.00%	01/01/2032	5,635	5,791,164

Series 2015 E, RB	5.00%	01/01/2034	3,785	3,885,501

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(f)	5.00%	12/01/2023	225	225,072

				128,064,418

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–1.14%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	$2,575	$2,721,712

Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,317,743

Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,793,180

Series 2017, GO Bonds	5.00%	08/01/2032	2,910	3,068,604

Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(c)	3.90%	06/01/2028	3,700	3,699,617

Farmington (City of), NM (San Juan and Four Corners); Series 2010 D, Ref. RB(c)	1.10%	06/01/2023	4,000	4,000,000

New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2028	450	465,354

Series 2023 A-2, RB	5.00%	06/01/2033	800	826,473

Series 2023 A-2, RB	5.00%	06/01/2038	1,350	1,385,080

New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,145	1,142,088

New Mexico (State of) Severance Tax Permanent Fund; Series 2021 A, RB	5.00%	07/01/2023	1,150	1,150,963

Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2024	105	105,827

Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2025	160	162,368

				21,839,009

New York–9.78%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District);
Series 2013 A, RB	5.00%	05/01/2027	250	250,263

Series 2013 A, RB	5.00%	05/01/2028	970	970,979

Metropolitan Transportation Authority;
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	116,952

Series 2015 F, Ref. RB	5.00%	11/15/2027	525	539,897

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	145,703

Series 2016 A-2, Ref. RB	5.00%	11/15/2023	1,450	1,456,927

Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,559,404

Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,014,332

Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	629,759

Series 2018 B, Ref. RB	5.00%	11/15/2023	7,200	7,234,397

Series 2018 B, Ref. RB	5.00%	11/15/2024	175	177,970

Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2024	125	125,159

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,522,592

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,712	2,666,531

New York & New Jersey (States of) Port Authority;
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2023	2,000	2,002,506

One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,623

One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,317

New York (City of), NY;
Series 2012 B, GO Bonds	5.00%	08/01/2023	250	250,308

Series 2012 I, GO Bonds	5.00%	08/01/2023	360	360,444

Subseries 2017 B, VRD GO Bonds(a)	0.02%	10/01/2046	5,100	5,100,000

New York (City of), NY Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(a)(h)	3.90%	10/01/2042	17,980	17,980,000

New York (State of) Dormitory Authority;
Series 2015 A, Ref. RB	5.00%	03/15/2031	6,000	6,185,139

Series 2015 A, Ref. RB	5.00%	03/15/2033	2,500	2,574,944

Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	80	78,837

Series 2016 D, Ref. RB	5.00%	02/15/2029	3,965	4,195,333

New York (State of) Dormitory Authority (New York University); Series 2016 A, RB	5.00%	07/01/2031	1,410	1,482,437

New York (State of) Housing Finance Agency; Series 2009, VRD RB (LOC - Fannie Mae)(a)(h)	4.00%	05/15/2041	5,700	5,700,000

New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2030	10,000	10,091,273

Series 2013 TE, RB	5.00%	12/15/2031	5,000	5,045,902

Series 2015, Ref. RB	5.00%	06/15/2025	500	500,256

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(c)	0.70%	05/01/2025	$5,000	$4,625,362

New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(c)	0.60%	07/01/2025	1,000	919,614

Series 2022 2B, RB(c)	3.40%	12/22/2026	12,845	12,624,720

New York City Housing Development Corp. (Sustainable Neighborhood Bonds); Series 2019, RB(c)	1.75%	07/03/2023	1,890	1,885,416

New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2023	685	685,000

Series 2016 B, Ref. RB	5.00%	06/01/2026	460	476,410

New York State Urban Development Corp.;
Series 2013 C, RB	5.00%	03/15/2030	275	275,495

Series 2013 E, RB	5.00%	03/15/2028	10,695	10,707,936

Series 2013 E, RB	5.00%	03/15/2031	7,140	7,148,020

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(d)	5.25%	08/01/2031	15,460	15,945,490

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	11,500	11,514,191

Series 2016, Ref. RB(d)	5.00%	08/01/2031	20,070	20,097,241

Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	693,265

Rib Floater Trust; Series 2022-003, VRD RB(a)(e)	3.91%	11/01/2041	10,000	10,000,000

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,280	2,211,149

Westchester County Local Development Corp.; Series 2021, Ref. RB(e)	2.88%	07/01/2026	3,180	3,019,721

				187,738,214

North Carolina–0.50%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2014, Ref. RB	5.00%	07/01/2031	2,540	2,580,563

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 E, RB(c)	0.80%	10/31/2025	5,000	4,651,582

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2013 A, Ref. RB	5.00%	01/15/2026	230	230,170

North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,066,615

University of North Carolina; Series 2008 A, RB (INS - AGC)(b)	4.75%	10/01/2028	10	10,008

				9,538,938

North Dakota–0.16%
Ward (County of), ND; Series 2017 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2025	3,125	3,126,007

Ohio–2.16%
American Municipal Power, Inc. (Prairie State Energy);
Series 2015 A, Ref. RB	5.00%	02/15/2027	430	433,845

Series 2015 A, Ref. RB	5.00%	02/15/2028	9,895	9,985,551

Series 2015 A, Ref. RB	5.00%	02/15/2029	6,960	7,026,593

Columbus City School District; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	3,260	3,425,225

Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	695	695,816

Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(b)(d)	5.00%	12/01/2026	1,335	1,335,788

Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(c)	4.38%	06/15/2026	1,500	1,436,822

Hamilton (County of), OH (UC Health);
Series 2014, RB	5.00%	02/01/2027	465	465,001

Series 2014, RB	5.00%	02/01/2028	465	464,671

Series 2014, RB	5.00%	02/01/2029	425	424,227

Mayfield Heights (City of), OH; Series 2022, GO Notes	3.00%	07/20/2023	2,000	1,996,727

Ohio (State of);
Series 2015, VRD RB(a)	3.75%	01/15/2045	5,000	5,000,000

Series 2017 A, GO Bonds	5.00%	09/01/2031	3,335	3,374,004

Series 2017 A, GO Bonds	5.00%	03/15/2032	1,155	1,168,903

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(e)	5.00%	12/01/2023	1,050	1,044,285

Ohio (State of) Higher Educational Facility Commission; Series 2006, RB (CPI Rate + 1.12%) (INS - AMBAC)(b)(i)	9.32%	12/01/2023	2,460	2,490,154

RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	575	574,936

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(b)	4.38%	12/01/2024	$5	$5,004

				41,347,552

Oklahoma–0.42%
Oklahoma (State of) Capitol Improvement Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2027	750	760,482

Series 2014 A, Ref. RB	5.00%	07/01/2030	1,500	1,521,921

Series 2014 C, Ref. RB	5.00%	07/01/2028	365	370,257

Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,461,237

Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	1,190	1,180,236

University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2024	1,000	1,001,042

Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,068

Series 2014, Ref. RB	5.00%	07/01/2027	500	500,210

				8,045,453

Oregon–0.80%
Metro; Series 2012 A, GO Bonds(c)(f)	5.00%	07/27/2023	4,320	4,329,476

Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,150	968,440

Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,965	2,574,920

Oregon (State of) (Article XI - Q State); Series 2023 A, GO Bonds	5.00%	05/01/2036	3,875	4,502,135

Portland Community College District; Series 2018, GO Bonds	5.00%	06/15/2032	1,680	1,770,889

Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-3, RB	1.75%	11/15/2026	1,355	1,262,144

				15,408,004

Pennsylvania–7.57%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	445	448,408

Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $362,529)(j)	5.60%	07/01/2023	326	267,019

Allegheny (County of), PA Sanitary Authority; Series 2013, RB (INS - BAM)(b)	5.00%	12/01/2028	145	146,070

Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2023	400	400,353

Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2024	425	425,459

Cumberland Valley School District; Series 2015, GO Bonds	5.00%	11/15/2031	2,580	2,597,070

Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(c)(i)	4.53%	06/01/2024	13,600	13,645,583

Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2023	2,795	2,812,111

Monroeville Finance Authority; Series 2023 C, Ref. RB	5.00%	05/15/2035	1,000	1,115,233

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,165,854

Montgomery (County of), PA Industrial Development Authority; Series 2023, RB(c)	4.10%	04/03/2028	3,000	3,044,595

Pennsylvania (Commonwealth of);
First series 2013, GO Bonds	4.00%	04/01/2029	2,150	2,151,730

Second series 2013, GO Bonds	5.00%	10/15/2030	2,000	2,011,368

Second series 2013, GO Bonds	5.00%	10/15/2031	1,000	1,003,988

Second Series 2013, GO Bonds	5.00%	10/15/2025	100	100,576

Second series 2016, Ref. GO Bonds	5.00%	01/15/2024	2,260	2,283,068

Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 B, Ref. RB	5.00%	05/15/2035	1,000	1,121,454

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(a)	4.04%	09/01/2045	58,095	58,095,000

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,200,000

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,597,625

Series 2016 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2029	800	849,009

Series 2017, Ref. RB	5.00%	12/01/2032	3,325	3,588,466

Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(i)	4.16%	12/01/2023	1,500	1,499,699

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2031	$2,810	$2,904,762

Philadelphia (City of), PA;
Series 2016, Ref. RB	5.00%	10/01/2028	1,400	1,460,222

Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,405,447

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,002,376

Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,025,542

Philadelphia (City of), PA Authority for Industrial Development; Series 2013 A-1, RB	6.25%	06/15/2023	145	145,130

Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(b)(c)(i)	4.21%	12/01/2023	17,500	17,501,431

Sayre (City of), PA Health Care Facilities Authority (Guthrie Health); Series 2007, RB (3 mo. USD LIBOR + 0.78%)(i)	4.46%	12/01/2024	30	29,987

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,024,048

Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2026	1,160	1,223,940

				145,292,623

Puerto Rico–0.40%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2020 A, Ref. RB(e)	4.00%	07/01/2023	1,200	1,199,867

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(b)	5.00%	07/01/2026	100	100,673

Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2026	3,905	3,920,016

Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2027	1,505	1,510,787

Series 2007 UU, Ref. RB (INS - AGM)(b)	5.00%	07/01/2024	500	503,367

Series 2008 WW, RB (INS - AGC)(b)	5.25%	07/01/2033	500	503,367

				7,738,077

Rhode Island–0.44%
Rhode Island Health & Educational Building Corp.; Series 2017 G, RB (INS - AGM)(b)	5.00%	05/15/2039	2,520	2,631,279

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	4.50%	06/01/2045	5,995	5,882,113

				8,513,392

South Carolina–1.04%
Charleston Educational Excellence Finance Corp. (Charleston County School); Series 2013, Ref. RB	5.00%	12/01/2025	3,000	3,024,825

College of Charleston; Series 2014 A, RB	5.00%	04/01/2026	150	151,682

Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	622,587

Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,188,297

South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(a)	4.07%	05/01/2048	10,000	10,000,000

South Carolina (State of) Public Service Authority; Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,954,329

				19,941,720

South Dakota–0.75%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2017, RB	5.00%	09/01/2040	8,345	8,531,852

South Dakota (State of) Housing Development Authority; Series 2009 A, VRD RB(a)	3.81%	11/01/2048	5,760	5,760,000

				14,291,852

Tennessee–2.04%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB(c)(f)	5.00%	07/01/2023	2,000	2,002,134

Series 2018 A, Ref. RB(c)(f)	5.00%	07/01/2023	1,000	1,001,067

Memphis (City of), TN; Series 2014, RB	4.00%	12/01/2029	2,975	2,990,363

Nashville (City of) & Davidson (County of), TN Metropolitan Government;
Series 2013 A, Ref. RB	5.00%	05/15/2027	130	130,147

Series 2013 A, Ref. RB	5.00%	05/15/2029	780	780,869

Series 2013, Ref. GO Bonds	5.00%	07/01/2024	120	120,169

Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	2,725	2,731,021

Series 2006 A, RB	5.25%	09/01/2024	15,115	15,288,346

Series 2018, RB(c)	4.00%	11/01/2025	10,130	10,088,322

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	$3,750	$3,932,939

				39,065,377

Texas–14.92%
Alamo Community College District;
Series 2007, GO Bonds (INS - NATL)(b)	4.50%	08/15/2033	590	590,553

Series 2012 A, Ref. RB	5.00%	11/01/2023	775	776,025

Alvarado Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(c)	2.75%	08/15/2025	2,000	1,996,728

Arlington Higher Education Finance Corp. (Basis Texas Charter School); Series 2021, RB(c)(e)	4.50%	06/15/2026	1,100	1,089,537

Austin (City of), TX; Series 2023, Ref. RB	5.00%	11/15/2035	10,000	11,690,830

Austin Independent School District;
Series 2023, GO Bonds	5.00%	08/01/2035	2,000	2,328,307

Series 2023, GO Bonds	5.00%	08/01/2036	2,265	2,611,176

Barbers Hill Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	2,555	2,689,963

Bexar (County of), TX Hospital District;
Series 2018, GO Bonds	5.00%	02/15/2029	1,000	1,000,936

Series 2018, GO Bonds	5.00%	02/15/2030	1,895	1,896,696

Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(e)	3.63%	07/01/2026	4,000	3,644,899

Canadian River Municipal Water Authority (Conjunctive Use Groundwater Supply); Series 2014, RB	5.00%	02/15/2024	250	250,000

Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	8,194,411

Cypress-Fairbanks Independent School District; Series 2014 C, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	1,500	1,516,544

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 D, Ref. RB	5.25%	11/01/2027	225	226,564

Series 2013 D, Ref. RB	5.25%	11/01/2031	85	85,554

Series 2013 F, Ref. RB	5.13%	11/01/2025	260	261,525

Series 2013 F, Ref. RB	5.25%	11/01/2028	2,295	2,311,774

Series 2013 F, Ref. RB	5.25%	11/01/2030	570	573,962

Series 2014 C, RB	5.00%	11/01/2030	850	854,694

Dallas (City of), TX;
Series 2013 A, Ref. GO Bonds(c)(f)	5.00%	06/16/2023	3,465	3,466,860

Series 2014, Ref. GO Bonds	5.00%	02/15/2027	1,000	1,009,062

Series 2014, Ref. GO Bonds (INS - BAM)(b)	5.00%	02/15/2029	1,065	1,075,993

Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	5,000	5,139,131

Dallas (County of), TX; Series 2016, GO Bonds	5.00%	08/15/2029	4,605	4,860,983

Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,039,892

Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,394,011

Series 2017, RB	5.00%	12/01/2032	3,000	3,156,121

El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	5,000	5,297,037

El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	676,343

Frisco (City of), TX; Series 2013, Ref. GO Bonds	5.00%	02/15/2025	1,000	1,001,451

Frisco Independent School District; Series 2013, GO Bonds(c)(f)	5.00%	08/15/2023	135	135,387

Goose Creek Consolidated Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5,000	5,251,411

Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	675,423

Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,195,947

Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,850,869

Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(b)	4.00%	09/01/2030	620	620,367

Harris (County of), TX; Series 2014 A, Ref. GO Bonds	5.00%	10/01/2031	2,035	2,070,607

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,650,132

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	$2,775	$2,786,807

Houston (City of), TX;
Series 2014 A, Ref. GO Bonds	5.00%	03/01/2026	100	101,254

Series 2018 C, Ref. VRD RB (LOC - Barclays Bank PLC)(a)(h)	3.54%	05/15/2034	16,670	16,670,000

Series 2021 B, Ref. RB (SIFMA Municipal Swap Index + 0.01%)(c)(i)	3.54%	06/12/2023	5,000	5,000,000

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	4.75%	07/01/2024	1,095	1,095,398

Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,125	1,179,776

Katy Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,150	1,226,718

Laredo (City of), TX; Series 2016, Ref. RB	5.00%	03/01/2031	1,000	1,042,954

Lewisville (City of), TX; Series 2013, Ref. RB	5.00%	02/15/2029	1,600	1,601,616

Lewisville Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	100	100,300

Lower Colorado River Authority;
Series 2013 A, Ref. RB(c)(f)	5.00%	06/13/2023	515	515,217

Series 2013 A, Ref. RB(c)(f)	5.00%	06/13/2023	1,815	1,815,765

Series 2013 A, Ref. RB(c)(f)	5.00%	06/13/2023	135	135,057

Series 2013 A, Ref. RB(c)(f)	5.00%	06/13/2023	575	575,242

Series 2013 A, Ref. RB	5.13%	05/15/2024	100	100,137

Series 2013, Ref. RB	5.25%	05/15/2025	1,000	1,001,558

Series 2013, Ref. RB	5.25%	05/15/2027	245	245,286

Series 2013, Ref. RB	5.50%	05/15/2030	4,025	4,030,391

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	1,000	969,341

Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,026

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(f)	5.00%	04/01/2024	405	409,806

North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(b)	5.00%	12/15/2030	205	205,256

North Texas Municipal Water District; Series 2016, Ref. RB	5.00%	06/01/2028	1,050	1,104,445

North Texas Tollway Authority;
Series 2014 B, Ref. RB	5.00%	01/01/2031	2,575	2,594,724

Series 2017 A, RB	5.00%	01/01/2025	55	55,071

Series 2017 B, Ref. RB	5.00%	01/01/2024	50	50,050

Series 2017 B, Ref. RB	5.00%	01/01/2025	15	15,017

Pearland (City of), TX; Series 2014, Ref. GO Bonds	5.00%	03/01/2025	200	200,280

Permanent University Fund - Texas A&M University System; Series 2012 A, RB	5.00%	07/01/2023	250	250,314

Permanent University Fund - University of Texas System; Series 2008 A, VRD RB(a)	3.34%	07/01/2037	13,610	13,610,000

Pharr (City of), TX; Series 2018, GO Bonds (INS - AGM)(b)	5.00%	08/15/2038	1,395	1,471,306

Plano Independent School District;
Series 2023, GO Bonds	5.00%	02/15/2035	2,600	3,015,348

Series 2023, GO Bonds	5.00%	02/15/2036	1,100	1,264,675

Port Arthur (Port of), TX Navigation District;
Series 2010, VRD RB(a)	3.83%	11/01/2040	8,175	8,175,000

Subseries 2010 D, VRD RB(a)	3.80%	11/01/2040	20,000	20,000,000

Rib Floater Trust; Series 2022-006, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	3.86%	11/15/2046	36,250	36,250,000

Robstown (City of), TX; Series 2009, Ctfs. of Obligation (INS - AGM)(b)(g)	0.00%	03/01/2024	490	474,652

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	65	64,453

San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,270,901

Series 2017, Ref. RB	5.00%	02/01/2032	3,105	3,324,653

San Antonio (City of), TX Water System; Series 2013 E, Ref. RB	5.00%	05/15/2027	1,900	1,902,340

Spring Independent School District; Series 2023, GO Bonds	5.00%	08/15/2035	3,120	3,637,171

Temple (City of), TX; Series 2012, Ref. GO Bonds	5.00%	08/01/2023	225	225,285

Texas (State of);
Series 2014 A, Ref. GO Bonds	5.00%	10/01/2024	1,565	1,601,608

Series 2015, Ref. GO Bonds	5.00%	10/01/2029	10,000	10,450,450

Texas (State of) Transportation Commission; Series 2014 B, VRD RB(a)	3.59%	04/01/2032	15,000	15,000,000

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	17,275	17,955,001

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(i)	4.11%	09/15/2027	$12,915	$12,751,862

Trinity River Authority; Series 2014, Ref. RB	5.00%	08/01/2024	500	501,330

West Harris (County of), TX Regional Water Authority; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	12/15/2029	1,000	1,005,520

West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(b)	5.00%	08/15/2030	45	48,544

				286,265,610

Utah–0.23%
Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(b)	5.00%	12/15/2038	2,040	2,092,078

University of Utah (The); Series 2017 B-1, Ref. RB	5.00%	08/01/2029	1,870	2,016,865

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	5.00%	06/01/2023	250	250,000

				4,358,943

Vermont–0.02%
Vermont (State of); Series 2012 E, GO Bonds	5.00%	08/15/2023	340	340,432

Virginia–0.49%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	4,400	4,419,151

Virginia (Commonwealth of) Transportation Board (Garvee); Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,024,064

				9,443,215

Washington–2.87%
Auburn School District No. 408 of King & Pierce Counties; Series 2014, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	100,777

Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(b)	4.75%	02/01/2028	1,505	1,525,770

Chelan County School District No. 246 Wenatchee; Series 2014, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	1,480	1,503,039

Energy Northwest (Columbia Generating Station); Series 2014, Ref. RB	5.00%	07/01/2031	2,000	2,033,912

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	9,978

Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	6,115	6,147,430

Seattle (City of), WA; Series 2013, Ref. RB	5.00%	07/01/2024	250	250,322

Seattle (Port of), WA;
Series 2015 A, RB	5.00%	04/01/2030	2,840	2,887,101

Series 2017 C, RB(d)	5.00%	05/01/2025	275	281,711

Tacoma (City of), WA Regional Water Supply System; Series 2013, Ref. RB	5.00%	12/01/2026	250	250,192

Washington (State of);
Series 2013 A, GO Bonds(c)(f)	5.00%	08/01/2023	125	125,297

Series 2013 A, GO Bonds(c)(f)	5.00%	08/01/2023	10,000	10,023,757

Series 2013 A, GO Bonds(c)(f)	5.50%	08/01/2023	12,750	12,790,558

Series 2013 D, GO Bonds(c)(f)	5.00%	08/08/2023	250	250,666

Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,271,420

Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	3,840	4,014,130

Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	125,115

Series 2012 A, RB	5.00%	10/01/2026	2,540	2,540,718

Series 2012 A, RB	5.00%	10/01/2027	2,415	2,415,634

Series 2012 A, RB	5.00%	10/01/2028	165	165,042

Series 2012 A, RB	4.25%	10/01/2040	2,800	2,662,999

Washington (State of) Tobacco Settlement Authority; Series 2018, Ref. RB	5.00%	06/01/2024	3,750	3,752,509

				55,128,077

West Virginia–1.53%
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2013, RB	5.38%	06/01/2038	15,000	15,000,000

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2017, RB	5.00%	06/01/2035	1,100	1,137,117

Series 2018 E, Ref. VRD RB(a)	4.05%	06/01/2033	13,180	13,180,000

				29,317,117

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–1.09%
Wisconsin (State of) Center District; Series 1999, Ref. RB (INS - AGM)(b)	5.25%	12/15/2023	$235	$236,718

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,381,323

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,165

Series 2013, RB	5.00%	08/15/2027	800	801,077

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System); Series 2019 B-2, Ref. RB	2.55%	11/01/2027	705	659,917

Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2014, Ref. RB	5.00%	11/15/2029	1,050	1,070,856

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,226,510

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group);
Series 2015, Ref. RB	5.00%	08/15/2030	170	173,512

Series 2015, Ref. RB	5.00%	08/15/2031	815	830,679

Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2029	125	127,325

Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2028	980	999,023

Wisconsin (State of) Public Finance Authority;
Series 2016, RB	5.00%	03/01/2032	4,315	4,482,871

Series 2022, Ref. RB(c)	3.30%	10/01/2026	1,745	1,729,412

Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2015 A, Ref. RB	5.00%	06/01/2031	3,295	3,388,435

Wisconsin (State of) Public Finance Authority (The Estates at Eagle’s Pomite); Series 2016 A, RB	4.00%	01/01/2024	50	49,294

WPPI Energy;
Series 2013 A, RB(c)(f)	5.00%	07/01/2023	580	580,667

Series 2014 A, Ref. RB	5.00%	07/01/2030	1,000	1,012,280

Series 2014 A, Ref. RB	5.00%	07/01/2032	100	101,143

				20,951,207

Total Municipal Obligations (Cost $1,894,767,209)				1,889,217,408

			Shares
MuniFund Preferred Shares–2.32%
Nuveen AMT-Free Municipal Credit Income Fund; MFP, Series B(e)			5,750,000	5,750,000

Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D(e)			34,870,000	34,870,000

Nuveen California AMT-Free Quality Municipal Income Fund; MFP(e)			40,000	4,000,000

MuniFund Preferred Shares (Cost$ 44,621,503)				44,620,000

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.02%
California–0.02%
CalPlant I LLC;
Series 21A(e)(k)	9.50%	06/05/2023	$25	25,000

Series 21B(e)(k)	9.50%	08/31/2023	90	90,000

Series 22A(e)(k)	9.50%	08/31/2023	50	50,000

Series 22B(e)(k)	9.50%	08/31/2023	5	5,000

Series 22C(e)(k)	9.50%	08/31/2023	35	35,000

Series 22X(e)	9.50%	08/31/2023	50	50,000

Series 23A(e)(k)	9.50%	08/31/2023	20	20,000

Series 23B(e)(k)	9.50%	08/31/2023	15	15,000

Series 23D(e)	9.50%	07/31/2023	20	20,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $310,000)				310,000

TOTAL INVESTMENTS IN SECURITIES(l)–100.81% (Cost $1,939,698,712)				1,934,147,408

OTHER ASSETS LESS LIABILITIES–(0.81)%				(15,492,169)

NET ASSETS–100.00%				$1,918,655,239

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
MFP	- MuniFund Preferred Shares
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
USD	- U.S. Dollar
VRD	- Variable Rate Demand
Wts.	- Warrants

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $166,538,194, which represented 8.68% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(j)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,889,217,408	$–	$1,889,217,408

MuniFund Preferred Shares	–	44,620,000	–	44,620,000

U.S. Dollar Denominated Bonds & Notes	–	70,000	240,000	310,000

Total Investments in Securities	–	1,933,907,408	240,000	1,934,147,408

Other Investments - Assets

Investments Matured	–	28,500	25,000	53,500

Total Investments	$–	$1,933,935,908	$265,000	$1,934,200,908

                             Invesco Short Term Municipal Fund